[EATON VANCE LOGO]


                         SEMIANNUAL REPORT JUNE 30, 2001



[PICTURE OF WHITE HOUSE]           EATON VANCE
                                  INSTITUTIONAL
                                   SHORT TERM
                                    TREASURY
                                      FUND



[PICTURE OF AMERICAN FLAG]

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

INVESTMENT UPDATE

[PHOTO MICHAEL R. TERRY
 PORTFOLIO MANGER]

INVESTMENT ENVIRONMENT

  The Economy

- The slowdown in the economy that started in the latter part of 2000 continued through the first half of 2001. In an attempt to revive economic activity, the Federal Reserve Board reduced the Federal Funds rate by 2.75% over a series of six cuts during the first half of the year. This was the fastest Fed Funds interest rate reduction since Alan Greenspan became Chairman in 1987.

- The economic downturn in the first half of the year was led by a decrease in business spending, as many firms struggled to deal with a combination of excess capacity and a slowing economy. The consumer sector continued to support the overall economy as both consumer spending and confidence held up in the face of continued layoff announcements in the labor markets.

  The Market

- Yields on short-term Treasury securities fell as the Fed decreased the Fed Funds rate through the first half of 2001.

- In response to the growing budget surplus and the desire to reduce outstanding debt, the Treasury auctioned its final 1-year Treasury bill in February. In addition to eliminating the 1-year bill, the Treasury announced that it would introduce a 4-week bill in the second half of the year. The 4-week bill is designed to reduce the volatility in the Treasury's short-term cash needs, which would reduce the dependence on cash management bills.

- The most recent Fed cut in June, which was only 0.25%, signaled that the Fed may be nearing the end of its rate-cutting cycle. However, market participants believe more cuts are coming and are pricing in at least another 0.25% of easing through the end of 2001.

THE FUND

  The Past Six Months

- During the six months ended June 30, 2001, Eaton Vance Institutional Short-Term Treasury Fund had a total return of 2.26%.(1)

- This return resulted from an increase in the Fund's net asset value to $72.36 per share on June 30, 2001, from $70.76 per share on December 31, 2000.

- Eaton Vance Institutional Short-Term Treasury Fund invests only in Treasury obligations with a remaining maturity of up to five years and Treasury-collateralized repurchase agreements. During this period, the Fund continued to offer both very low credit risk compared to corporate bond funds and minimal interest rate sensitivity compared to longer-term fixed-income mutual funds.


[CHART]

    SIX MONTH TREASURY BILL RATES
            1ST HALF 2001

[PLOT PIONTS TO COME]


JANUARY 2001                 JUNE 2001

        SOURCE: BLOOMBERG LP.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
AS OF JUNE 30, 2001

PERFORMANCE(1)
----------------------------------------
SEC Average Annual Total Returns
----------------------------------------
One Year                           5.12%

Life of Fund+                      4.86%

+ Inception Date - 1/4/992

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. TREASURY OBLIGATIONS -- 50.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
US Treasury Bill, 0.00%, 11/15/01            $ 35,000      $ 34,525,750
US Treasury Bill, 0.00%, 11/8/01                9,000         8,884,530
US Treasury Bill, 0.00%, 11/1/01               33,000        32,599,380
US Treasury Bill, 0.00%, 10/18/01              47,000        46,492,400
US Treasury Bill, 0.00%, 9/6/01                47,000        46,682,750
US Treasury Bill, 0.00%, 8/30/01               25,000        24,850,250
US Treasury Note, 5.25%, 5/15/04               47,000        47,822,500
US Treasury Note, 5.50%, 3/31/03               42,000        42,892,500
US Treasury Note, 5.75%, 11/15/05              21,000        21,630,000
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $306,412,087)                         $306,380,060
-----------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 49.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banc One Capital Markets Repurchase
Agreement, dated 6/29/01, due 7/02/01,
with a maturity value of $151,049,075
and an effective yield of 3.90%,
collateralized by U.S. Treasury
Obligations with rates ranging from
0.00% to 13.38%, with maturity dates
ranging from 6/30/01 to 8/15/04 and with
an aggregate market value of
$154,022,258.                                $151,000      $151,000,000
Dean Witter Repurchase Agreement, dated
6/29/01, due 7/02/01, with a maturity
value of $151,049,075 and an effective
yield of 3.90%, collateralized by U.S.
Treasury Obligations with rates ranging
from 6.00% to 6.125%, with maturity
dates ranging from 8/31/02 to 8/15/04
and an aggregate market value of
$154,070,259.                                 151,000       151,000,000
-----------------------------------------------------------------------
Total Repurchase Agreements
   (identified cost $302,000,000)                          $302,000,000
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $608,412,087)                          $608,380,060
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $  1,285,518
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $609,665,578
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $306,412,087)                          $306,380,060
Repurchase Agreements, at value
   (identified cost $302,000,000)          302,000,000
Cash                                           170,068
Interest receivable                          1,115,450
------------------------------------------------------
TOTAL ASSETS                              $609,665,578
------------------------------------------------------
NET ASSETS FOR 8,424,761 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $609,665,578
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $602,088,967
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                            333,967
Accumulated undistributed net investment
   income                                    7,274,671
Net unrealized depreciation (computed on
   the basis of identified cost)               (32,027)
------------------------------------------------------
TOTAL                                     $609,665,578
------------------------------------------------------
Net Asset Value, Offering Price and
Redemption Price Per Share
------------------------------------------------------
($609,665,578  DIVIDED BY 8,424,761
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      72.36
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
----------------------------------------------------
Interest                                  $8,381,215
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $8,381,215
----------------------------------------------------

Expenses
----------------------------------------------------
Management fee                            $  645,756
Service fees                                 460,788
----------------------------------------------------
TOTAL EXPENSES                            $1,106,544
----------------------------------------------------

NET INVESTMENT INCOME                     $7,274,671
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  333,967
----------------------------------------------------
NET REALIZED GAIN                         $  333,967
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (30,765)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (30,765)
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  303,202
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $7,577,873
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      7,274,671  $      27,087,727
   Net realized gain                               333,967            142,437
   Net change in unrealized
      appreciation (depreciation)                  (30,765)            (1,335)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      7,577,873  $      27,228,829
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $             --  $         (49,953)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $         (49,953)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $  1,275,185,000  $   1,125,488,542
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                            --             49,953
   Cost of shares redeemed                    (674,097,373)    (1,152,719,078)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    601,087,627  $     (27,180,583)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    608,665,500  $          (1,707)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $      1,000,078  $       1,001,785
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    609,665,578  $       1,000,078
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      7,274,671  $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       ---------------------------------
                                  (UNAUDITED)(2)        2000(2)          1999(1)(3)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 70.760          $70.600           $70.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $  1.540          $ 3.860           $ 3.015
Net realized and unrealized
   gain                                  0.060            0.020             0.005
---------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  1.600          $ 3.880           $ 3.020
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income            $     --          $(3.720)          $(2.420)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --          $(3.720)          $(2.420)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 72.360          $70.760           $70.600
---------------------------------------------------------------------------------------

TOTAL RETURN(4)                           2.26%            5.50%             4.32%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $609,666          $ 1,000           $ 1,002
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.60%(5)         0.60%             0.60%(5)
   Net investment income                  3.90%(5)         5.60%             4.23%(5)
Portfolio Turnover                           5%              11%               11%
---------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
 (3) For the period from the start of business, January 4, 1999, to December 31, 1999.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. The Fund is in compliance with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, which is effective for fiscal years beginning after December 15, 2000.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Distributions to Shareholders -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by US Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statement -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                           17,808,216            15,662,248
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                   706
    Redemptions                                     (9,397,589)          (15,663,009)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          8,410,627                   (55)
    --------------------------------------------------------------------------------

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities aggregated $1,194,596,127 and $893,221,496, respectively.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the six months ended June 30, 2001, the fee was equivalent to 0.35% (annualized) of the Fund's average daily net assets and amounted to $645,756. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees of the Fund that are not affiliated with the Manager may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% (annualized) of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended June 30, 2001, the Fund paid $460,788 in service fees to EVD, and EVD in turn paid a substantial portion of this amount to investment dealers.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

7 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $608,412,087
    ------------------------------------------------------
    Gross unrealized appreciation             $    127,039
    Gross unrealized depreciation                 (159,066)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (32,027)
    ------------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MANAGER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:

                                 1-800-262-1122

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

163-8/01                                                                 I-TYSRC